Acquisitions and divestitures	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and divestitures

Note 4: Acquisitions and divestitures

2016 Divestitures

During 2016, we did not have any significant divestitures of our oil and natural gas properties.

2015 Divestitures

During 2015, we sold various non-core oil and gas properties for total proceeds of $36,654. The properties sold include acreage in various counties in South-Central Oklahoma in the SCOOP play (“South-Central Oklahoma Oil Province”) and oil and gas properties in Osage County.

As these properties did not represent a material portion of our oil and natural gas reserves, individually or in the aggregate, we did not record any gain or loss on the sales and instead, reduced our full cost pool by the amount of the net proceeds without significant alteration to our depletion rate.

2014 Divestitures

During 2014, we closed on the sales of four of the five property packages that comprise our plan to divest our assets in Ark-La-Tex, Permian Basin, Gulf Coast, and North Texas. The five packages include: (i) our Fort Worth Basin package located in North Texas; (ii) our Delaware Basin package; (iii) our Central Basin Platform package; (iv) our Ark-La-Tex package; and (v) our Gulf Coast package. In May 2014, we sold our Fort Worth Basin package to Scout Energy Group I, LP, for cash proceeds of $23,702 and we sold our Delaware Basin package to RKI Exploration & Production, LLC for cash proceeds of $124,717. In July 2014, we sold our Ark-La-Tex and Central Basin Platform property packages to RAM Energy, LLC (“RAM”) for cash proceeds of $49,078 and $46,830, respectively. Proceeds from these property packages are net of post-closing adjustments. As these properties did not represent a material portion of our oil and natural gas reserves, individually or in the aggregate, we did not record any gain or loss on the sales and instead, reduced our full cost pool by the amount of the net proceeds without significant alteration to our depletion rate.

In addition to the packages discussed above, we had various other divestitures during the year ended December 31, 2014. These divestitures resulted in cash proceeds of $20,007 from the sale of leasehold interests in the Eagle Ford Formation in Texas and $24,478 from the sale of various other properties predominantly located in Andrews County, Texas, which comprised part of our Permian Basin properties, and Osage County, Oklahoma.